Trademarks, Trade Name, Other Intangible Assets and Goodwill - Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Goodwill [Roll Forward]
Balance at December 31, 2020	$ 504
Acquisition of TLA	18,731
Balance at March 31, 2021	$ 19,235